Note 5 - Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Property, Plant and Equipment [Table Text Block]
	(in thousands)
	2022	2021
Land and improvements	$4,081	$4,081
Buildings	24,108	20,831
Equipment	7,198	7,222
	35,387	32,133
Less accumulated depreciation	11,240	10,294
Premises and equipment, net	$24,147	$21,840